Operating Expenses - Schedule of Cost of Revenue (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Schedule of Cost of Revenue [Abstract]
Material consumed	$ 8,090	د.إ 29,707	د.إ 10,020	$ 15,575	د.إ 57,192	د.إ 173,119
Direct salaries and wages						116,000
Cost of revenue	$ 8,090	د.إ 29,707	د.إ 10,020	$ 15,575	د.إ 57,192	د.إ 289,119